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                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                             -----------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:
Name:       Wellspring Management, LLC
Address:    1790 Kilby Parkway
            Suite 127
            Memphis, TN 38138

Form 13F File Number:    28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:      George Griffin
Title:     Chief Financial Officer
Phone:     (901) 753-2596

Signature, Place, and Date of Signing:

/s/ George Griffin          Memphis, TN      May 16, 2006
---------------------      --------------   --------------
[Signature]                [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Numberof Other Included Managers:   0

Form13F Information Table Entry Total:   25

Form13F Information Table Value Total:   $158,337,000

Listof Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
      COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
      --------       -------- ---------- -------- ---------------- ---------- -------- -------------------
                     TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER     CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS -------------------
                                                                                          SOLE SHARED NONE
                                                                                       ------- ------ ----
ADTRAN, INC.........    COM   00738A 106   9160   350,000             SOLE             350,000
CREE, INC...........    COM   225447 901   2018    61,500             SOLE              61,500
CROCS, INC..........    COM   227046 109   7671   305,000             SOLE             305,000
DELL INC............    COM   24702R 101   8333   280,000             SOLE             280,000
DELL................    PUT   24702R 951    535     1,000             SOLE               1,000
FDC.................   CALL   319963 104  27594    10,093             SOLE              10,093
FDC.................    PUT   319963 954   1454    11,138             SOLE              11,138
FIRST DATA CORP.....    COM   319963 104  22474   480,000             SOLE             480,000
FOX HOLLOW
 TECHNOLOGIES.......    COM   35166A 103    306    10,000             SOLE              10,000
GREAT AMERN FINL RES
 INC................    COM   389915 109   4120   208,800             SOLE             208,800
HEWLETT-PACKARD CO..    COM   428236 103   5264   160,000             SOLE             160,000
INFINITY PPTY & CAS
 CORP...............    COM   45665Q 103  11812   283,000             SOLE             283,000
LASERSCOPE..........    COM   518081 104   1183    50,000             SOLE              50,000
LIBERTY MEDIA CORP
 NEW................   CL A   530718 105   5665   690,000             SOLE             690,000
MEDIACOM
 COMMUNICATIONS
 CORP...............   CL A   58446K 105   3450   600,000             SOLE             600,000
NASH FINCH CO.......    COM   631158 102   2666    89,159             SOLE              89,159
NAUTILUS INC........    COM   63910B 102    927    62,000             SOLE              62,000
OFFICE DEPOT INC....    COM   676220 106   7191   193,100             SOLE             193,100
SCRIPPS CO E.W. CL-A
 (NEW)..............   CL A   811054 204   8942   200,000             SOLE             200,000
SPRINT NEXTEL
 CORPORATION........    COM   852061 100   9044   350,000             SOLE             350,000
STANDARD REGISTER CO    COM   853887 107    234    15,100             SOLE              15,100
VIACOM..............   CL A   925524 100   2988    77,100             SOLE              77,100
VIACOM..............   CL B   925524 308   3104    80,000             SOLE              80,000
WALT DISNEY COMPANY
 (THE)..............    COM   254687 106   5996   215,000             SOLE             215,000
WENDYS INTL INC.....    COM   950590 109   6206   100,000             SOLE             100,000

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